Consolidated balance sheets - EUR (€) € in Millions		Dec. 31, 2021		Dec. 31, 2020
Consolidated balance sheets [Abstract]
Property, plant and equipment		€ 2,699		€ 2,682
Goodwill		10,637		8,014
Intangible assets excluding goodwill		3,650		2,997
Non-current receivables		224		230
Investments in associates		426		240
Other non-current financial assets		630		430
Non-current derivative financial assets		2		6
Deferred tax assets		2,216		1,820
Other non-current assets		129		66
Total non-current assets		20,613		16,486
Inventories		3,450		2,993
Other current financial assets		2		0
Other current assets		493		424
Current derivative financial assets		61		105
Income tax receivable		180		150
Current receivables		3,787		4,156
Assets classified as held for sale		71		173
Cash and cash equivalents	[1],[2]	2,303		3,226
Total current assets		10,347		11,227
Total assets		30,961		27,713
Equity	[2]	14,438		11,870
Equity - Common shares		177		182
Equity - Reserves		748		(340)
Equity - Other		13,514		12,028
Non-controlling interests	[2]	36		31
Group equity	[2]	14,475		11,901
Long-term debt	[2]	6,473		5,705
Non-current derivative financial liabilities		119		86
Long-term provisions		1,315		1,458
Deferred tax liabilities		83		59
Non-current contract liabilities		446		403
Non-current tax liabilities		544		291
Other non-current liabilities		56		74
Total non-current liabilities		9,037		8,077
Short-term debt	[2]	506		1,229
Current derivative financial liabilities		83		77
Income tax payable		128		57
Accounts payable		1,872	[3],[4]	2,119
Accrued liabilities		1,784		1,678
Current contract liabilities		1,491		1,239
Short-term provisions		998		522
Liabilities directly associated with assets held for sale		1		30
Other current liabilities		587		785
Total current liabilities		7,450		7,735
Total liabilities and group equity		€ 30,961		€ 27,713

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Amounts in this table are undiscounted
[4]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.